                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-4025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

   WILLIAM M. LYONS, 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  5-31
                        --------------------------------------------------------

Date of reporting period:  8-31-2006
                         -------------------------------------------------------

AMERICAN CENTURY DISCLOSURE:

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
AUGUST 31, 2006

[american century investments logo and text logo]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.5%
ALABAMA - 2.3%
              $840  Birmingham Public Park &
                    Recreation Board Rev.,
                    (Children's Zoo), VRDN, 3.53%,
                    9/7/06 (LOC: AmSouth Bank)                    $          840
             2,500  Birmingham Special Care
                    Facilities Financing Auth. Rev.,
                    (United Cerebral Palsy Project),
                    VRDN, 3.53%, 9/7/06
                    (LOC: AmSouth Bank)                                    2,500
               800  Mobile Industrial Development
                    Board Rev., (Holnam Inc.),
                    VRDN, 3.54%, 9/6/06
                    (LOC: Bayerische Landesbank)                             800
             1,995  Tuscaloosa Health Care Auth. Rev.,
                    (Pine Valley), VRDN, 3.53%,
                    9/7/06 (LOC: AmSouth Bank)                             1,995
                                                                 ---------------
                                                                           6,135
                                                                 ---------------
ALASKA - 3.6%
             9,820  Northern Tobacco Securitization
                    Corp. Rev., (MT 279), VRDN, 3.65%, 9/7/06 (LOC: Merrill
                    Lynch Capital Services) (Acquired 8/24/06,
                    Cost $9,820)(1)                                        9,820
                                                                 ---------------
ARIZONA - 2.5%
             6,750  Maricopa County Industrial
                    Development Auth. Rev., (Michael
                    Pylman Dairies), VRDN, 3.54%,
                    9/7/06 (LOC: LaSalle Bank N.A)                         6,750
                                                                 ---------------
CALIFORNIA - 3.5%
             1,359  Alameda County Industrial
                    Development Auth. Rev., (Design
                    Workshops), VRDN, 3.66%,
                    9/7/06 (LOC: Wells Fargo
                    Bank N.A.)                                             1,359
             1,022  California Economic Development
                    Financing Auth. Rev., (Wesflex
                    Pipe Manufacturing), VRDN,
                    3.72%, 9/7/06 (LOC: Wells Fargo
                    Bank N.A.)                                             1,022
             7,000  Puttable Floating Option
                    Tax-Exempt Receipts,
                    VRDN, 4.26%, 9/7/06
                    (LOC: Lloyds Bank plc)                                 7,000
                                                                 ---------------
                                                                           9,381
                                                                 ---------------
COLORADO - 6.0%
             3,095  Arvada Water Enterprise Rev.,
                    VRDN, 3.75%, 9/1/06 (FSA)
                    (SBBPA: Dexia Credit Local)                            3,095
             3,625  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Emmanuel
                    School Religion), VRDN, 3.53%,
                    9/7/06 (LOC: AmSouth Bank)                             3,625
             2,200  Colorado Health Facilities Auth.
                    Rev., (Boulder Community
                    Hospital), VRDN, 3.58%, 9/6/06
                    (LOC: JP Morgan Chase Bank)                            2,200
             5,800  Colorado Housing & Finance Auth.
                    Rev., (Kroger Co.), VRDN, 3.51%,
                    9/7/06 (LOC: U.S. Bank
                    Trust N.A.)                                            5,800
             1,500  Hotchkiss Rev., (Kroger Co.),
                    VRDN, 3.51%, 9/7/06 (LOC: U.S.
                    Bank N.A.)                                             1,500
                                                                 ---------------
                                                                          16,220
                                                                 ---------------
FLORIDA - 6.4%
             7,245  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.62%, 9/1/06 (RADIAN)
                    (SBBPA: SunTrust Bank)                                 7,245
             4,915  Florida Housing Finance Agency
                    Rev., VRDN, 3.54%, 9/7/06
                    (LOC: Merrill Lynch Capital
                    Services) (Acquired 2/6/04 -
                    4/19/04, Cost $4,915)(1)                               4,915

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             4,300  Miami-Dade County Industrial
                    Development Auth. Rev., (Palmer
                    Trinity Private College),
                    VRDN, 3.50%, 9/7/06
                    (LOC: Keybank N.A.)                                    4,300
               800  Seminole County Industrial
                    Development Auth. Rev.,
                    VRDN, 3.61%, 9/7/06
                    (LOC: Bank of America N.A.)                              800
                                                                 ---------------
                                                                          17,260
                                                                 ---------------
GEORGIA - 2.0%
             5,495  Fulton County Development Auth.
                    Rev., (Automatic Data Processing),
                    VRDN, 3.56%, 9/15/06                                   5,495
                                                                 ---------------
HAWAII - 1.8%
             3,000  Hawaii Pacific Health Rev.,
                    Series 2004 B, (Department
                    Budget & Finance), VRDN,
                    3.53%, 9/6/06 (RADIAN)
                    (SBBPA: Bank of Nova Scotia)                           3,000
             2,000  Hawaii Pacific Health Rev.,
                    Series 2004 B2, (Department
                    Budget & Finance), VRDN,
                    3.53%, 9/6/06 (RADIAN)
                    (SBBPA: Bank of Nova Scotia)                           2,000
                                                                 ---------------
                                                                           5,000
                                                                 ---------------
IDAHO - 1.1%
             3,000  Lincoln County Industrial
                    Development Corp. Rev., (Double
                    A Dairy), VRDN, 3.54%, 9/7/06
                    (LOC: Bank of America N.A.)                            3,000
                                                                 ---------------
INDIANA - 9.4%
             2,800  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 3.54%,
                    9/7/06 (LOC: Bank of the West)                         2,800
             5,495  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN, 3.54%,
                    9/7/06 (LOC: Bank of New York)                         5,495
             1,565  Morgan County Rev., Series 2002
                    A, (Morgan Hospital & Medical
                    Center), VRDN, 3.54%, 9/7/06
                    (LOC: Fifth Third Bank)                                1,565
            11,815  Morgan County Rev., Series 2002
                    B, (Morgan Hospital & Medical
                    Center), VRDN, 3.49%, 9/7/06
                    (LOC: Fifth Third Bank)                               11,815
             3,625  Vincennes Economic Development
                    Rev., (Grandview Care Inc.),
                    VRDN, 3.65%, 9/7/06
                    (LOC: JP Morgan Chase Bank)                            3,625
                                                                 ---------------
                                                                          25,300
                                                                 ---------------
KENTUCKY - 0.7%
             1,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 3.51%,
                    9/7/06 (LOC: U.S. Bank N.A.)                           1,000
             1,000  Winchester Industrial Building
                    Rev., (Kroger Co.), VRDN, 3.51%,
                    9/7/06 (LOC: U.S. Bank N.A.)                           1,000
                                                                 ---------------
                                                                           2,000
                                                                 ---------------
LOUISIANA - 4.7%
             2,800  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 3.51%, 9/6/06
                    (LOC: SunTrust Bank)                                   2,800

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            10,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., Series 2006 A, VRDN,
                    3.51%, 9/7/06 (Ambac)
                    (SBBPA: BNP Paribas)                                  10,000
                                                                 ---------------
                                                                          12,800
                                                                 ---------------
MARYLAND - 0.3%
               725  Maryland Economic Development
                    Corp. Rev., Series 2002 B,
                    (Federation of American
                    Societies), VRDN, 3.51%, 9/6/06
                    (LOC: SunTrust Bank)                                     725
                                                                 ---------------
MASSACHUSSETTS - 1.8%
             5,000  Massachusetts Development
                    Finance Agency Rev., (Wentworth
                    Technology Institute), VRDN,
                    3.50%, 9/7/06 (RADIAN)
                    (SBBPA: Bank of New York)                              5,000
                                                                 ---------------
MICHIGAN - 0.5%
             1,440  Detroit GO, 4.50%, 3/1/07
                    (LOC: Bank of Nova Scotia)                             1,445
                                                                 ---------------
MINNESOTA - 5.0%
             6,940  Dakota County Community
                    Development Agency Rev.,
                    (Catholic Finance Corp.),
                    VRDN, 3.58%, 9/6/06
                    (LOC: U.S. Bank N.A.)                                  6,940
             6,500  East Grand Forks Rev.,
                    (American Crystal Sugar Co.),
                    VRDN, 3.54%, 9/7/06
                    (LOC: Wachovia Bank N.A.)                              6,500
                                                                 ---------------
                                                                          13,440
                                                                 ---------------
MISSISSIPPI - 1.0%
             2,570  Mississippi Business Finance
                    Corp. Rev., Series 2004 B, VRDN,
                    3.53%, 9/7/06 (LOC: Wells Fargo
                    Bank N.A.)                                             2,570
                                                                 ---------------
MISSOURI - 7.2%
             6,700  Jackson County Industrial
                    Development Auth. Rev.,
                    (Linda Hall Library), VRDN,
                    3.54%, 9/7/06 (LOC: Commerce
                    Bank N.A.)                                             6,700
             2,560  Kansas City Industrial
                    Development Auth. Rev.,
                    (Plaza Manor Nursing),
                    VRDN, 3.56%, 9/7/06
                    (LOC: Comerica Bank)                                   2,560
             1,060  Missouri Development Finance
                    Board Rev., (J & J Enterprises),
                    VRDN, 3.50%, 9/6/06
                    (LOC: Commerce Bank N.A.)                              1,060
             9,250  Missouri State Health &
                    Educational Facilities Auth. COP,
                    (Pembroke Hill School), VRDN,
                    3.54%, 9/7/06 (LOC: Commerce
                    Bank N.A.)                                             9,250
                                                                 ---------------
                                                                          19,570
                                                                 ---------------
NEVADA - 1.3%
             3,600  Clark County Economic
                    Development Rev., (Lutheran
                    Secondary School Association),
                    VRDN, 3.61%, 9/7/06
                    (LOC: Allied Irish Bank plc)                           3,600
                                                                 ---------------
NEW YORK - 0.5%
             1,300  TSASC Inc. Rev., (PA 1356),
                    VRDN, 3.48%, 9/7/06
                    (LOC: Merrill Lynch Capital
                    Services) (Acquired 8/21/06,
                    Cost $1,300)(1)                                        1,300
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
NORTH CAROLINA - 4.9%
             1,480  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., (Aldersgate), VRDN, 3.53%,
                    9/6/06 (LOC: Branch Banking &
                    Trust)                                                 1,480
            11,900  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., Series 2001 C, (Village at
                    Brookwood), VRDN, 3.53%,
                    9/6/06 (LOC: Branch
                    Banking & Trust)                                      11,900
                                                                 ---------------
                                                                          13,380
                                                                 ---------------
PENNSYLVANIA - 4.0%
            10,750  Philadelphia School District Tax &
                    Revenue Anticipation Notes, Series
                    2006 A, 4.50%, 6/29/07
                    (State Aid Withholding)
                    (LOC: Bank of America N.A.)                           10,812
                                                                 ---------------
SOUTH CAROLINA - 3.0%
             8,150  South Carolina Jobs Economic
                    Development Auth Rev.,
                    (Greenville Technical College),
                    VRDN, 3.53%, 9/7/06
                    (LOC: SunTrust Bank)                                   8,150
                                                                 ---------------
TENNESSEE - 8.3%
             7,880  Bradley County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 3.51%,
                    9/7/06 (LOC: U.S. Bank N.A.)                           7,880
             3,400  Clarksville Public Building
                    Authority Rev., (Tennessee
                    Municipal Bond Fund), VRDN,
                    3.58%, 9/1/06 (LOC: Bank
                    of America N.A.)                                       3,400
               700  Cookeville Industrial Development
                    Board Rev., Series 2001 A,
                    (Advocacy & Resources Project),
                    VRDN, 3.53%, 9/7/06
                    (LOC: AmSouth Bank)                                      700
             2,300  Knox County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 3.51%,
                    9/1/06 (LOC: U.S. Bank
                    Trust N.A.)                                            2,300
             8,040  Shelby County Health Educational
                    & Housing Facilities Board Rev.,
                    (Kings Daughter & Sons), VRDN,
                    3.53%, 9/7/06 (LOC: AmSouth
                    Bank) 8,040
                                                                 ---------------
                                                                          22,320
                                                                 ---------------
TEXAS - 11.7%
            10,000  Crawford Education Facilities
                    Corp. Rev., (University Package
                    System A), VRDN, 3.50%, 9/7/06
                    (LOC: BNP Paribas)                                    10,000
             5,500  Gulf Coast Industrial Development
                    Auth. Rev., (Petrounited Term Inc.), VRDN, 3.48%, 9/7/06
                    (LOC: BNP Paribas)                                     5,500
             3,000  Hale County Industrial
                    Development Corp. Rev.,
                    (Struikmans), VRDN, 3.54%,
                    9/7/06 (LOC: Bank of the West)                         3,000
             4,000  Hale County Industrial
                    Development Corp. Rev.,
                    (White River Ranch), VRDN,
                    3.54%, 9/7/06
                    (LOC: Wells Fargo Bank N.A.)                           4,000
             5,500  Muleshoe Economic Development
                    Corp. Rev., (John Lyle & Grace Ajean), VRDN, 3.80%, 9/7/06
                    (LOC: Wells Fargo Bank N.A.)                           5,500
             3,645  San Antonio Education Facilities
                    Corp. Rev., Series 2004 A, (Phase 1 Dormitory), VRDN, 3.68%,
                    9/7/06 (LOC: Allied Irish
                    Bank plc)                                              3,645
                                                                 ---------------
                                                                          31,645
                                                                 ---------------
VIRGINIA - 3.2%
             2,100  Bristol Industrial Development
                    Auth. Rev., (Bristol Health Care
                    Center Inc.), VRDN, 3.70%,
                    9/1/06 (LOC: Regions Bank)                             2,100

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             6,600  Suffolk Industrial Development
                    Auth. Rev., (Lake Prince Center), VRDN, 3.63%, 9/6/06
                    (LOC: Branch Banking & Trust)                          6,600
                                                                 ---------------
                                                                           8,700
                                                                 ---------------
WEST VIRGINIA - 1.5%
             4,000  West Virginia Economic
                    Development Auth. Rev., (Collins
                    Hardwood Co.), VRDN, 3.54%,
                    9/7/06 (LOC: Bank of America
                    N.A.) 4,000
                                                                 ---------------
WISCONSIN - 0.7%
             1,905  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2006
                    A, (Marshfield Clinic), VRDN,
                    3.50%, 9/7/06 (LOC: Merrill
                    Lynch Capital Services)                                1,905
                                                                 ---------------
WYOMING - 0.6%
             1,500  City of Gillette Pollution Control
                    Rev., (PacifiCorp) VRDN, 3.47%,
                    9/6/06 (LOC: Barclay's Bank plc)                       1,500
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.5%                                      269,223
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.5%                                        1,298
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      270,521
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS Ambac = Ambac Assurance Corporation COP =
Certificates of Participation FSA = Financial Security Assurance, Inc. GO =
General Obligation LOC = Letter of Credit RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN   = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was $16,035 (in thousands), which represented 5.9% of total net assets.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                        $ 269,223
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
AUGUST 31, 2006

[american century investments logo and text logo]

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 100.2%
ALABAMA - 1.1%
              $865  Alabama Water Pollution
                    Control Auth. GO, 5.75%,
                    8/15/18 (Ambac)                               $          931
             1,250  City of Mobile GO, 4.00%,
                    2/15/10 (Ambac)                                        1,265
               190  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08, Prerefunded at 100%
                    of Par (Ambac)(1)                                        196
               810  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/13 (Ambac)                                           834
               645  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded at
                    101% of Par (MBIA)(1)                                    719
               840  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded at
                    101% of Par (MBIA)(1)                                    936
             1,035  Helena Utilities Board Rev.,
                    5.75%, 4/1/20 (MBIA)                                   1,144
               790  Helena Utilities Board Rev.,
                    5.75%, 4/1/22 (MBIA)                                     871
                                                                 ---------------
                                                                           6,896
                                                                 ---------------
ALASKA - 0.2%
             1,125  Borough of Aleutians East Rev.,
                    (Aleutian Pribilof Islands Inc.),
                    5.00%, 6/1/20 (ACA)                                    1,162
                                                                 ---------------
ARIZONA - 5.6%
               935  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                        1,011
             1,275  Arizona Health Facilities Auth.
                    Rev., (Blood Systems
                    Incorporated), 4.00%, 4/1/12                           1,270
             1,175  Arizona Health Facilities Auth.
                    Rev., (Blood Systems
                    Incorporated), 4.50%, 4/1/16                           1,186
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/11                             1,033
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/12                             1,036
             2,000  Arizona Tourism & Sports Auth.
                    Rev., Series 2003 A,
                    (Multipurpose Stadium Facility),
                    5.25%, 7/1/17 (MBIA)                                   2,161
             2,130  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/12
                    (MBIA) 2,227
               305  Gilbert Water Resource Municipal
                    Property Corp. Rev., 4.25%,
                    10/1/06, Prerefunded at 100%
                    of Par(1)                                                305
             1,625  Gilbert Water Resource Municipal
                    Property Corp. Rev., 4.25%,
                    4/1/11                                                 1,614
             3,000  Gilbert Water Resource Municipal
                    Property Corp. Rev.,
                    (Development Fee & Sub-Lien),
                    4.90%, 4/1/19                                          3,017
             1,155  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                           1,265
             2,415  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/11                       2,526
             2,000  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/12                       2,104
             1,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/20
                    (MBIA) 1,075
             2,155  Mohave County Industrial
                    Development Auth. GO,
                    Series 2004 A, (Mohave Prison),
                    5.00%, 4/1/14 (XLCA)                                   2,313
             1,200  Pima County Indian
                    Oasis-Baboquivari Unified
                    School District No. 40 GO,
                    Series 2002 A, 4.60%,
                    7/1/13 (MBIA)                                          1,257

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,600  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)                                           2,730
             3,970  Pinal County COP, 5.00%, 12/1/25                       4,098
             3,085  South Tucson Municipal Property
                    Corp. Rev., 5.50%, 6/1/24 3,215
                                                                 ---------------
                                                                          35,443
                                                                 ---------------
CALIFORNIA - 4.7%
             7,500  California GO, 5.00%, 6/1/26(2)                        7,877
             1,000  California Public Works Board
                    Lease COP, Series 1994 A,
                    (Various University of California
                    Projects), 6.20%, 10/1/08                              1,002
             1,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09                                          1,019
             1,075  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)                                   1,158
             2,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.25%, 10/1/19 (FSA)                                   2,175
             3,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                         3,223
             2,200  Manteca Unified School District
                    GO, 5.25%, 8/1/14, Prerefunded
                    at 100% of Par (FSA)(1)                                2,440
             1,000  Plumas Unified School District
                    GO, 5.25%, 8/1/20 (FSA)                                1,127
             2,145  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)                                   2,337
             1,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                                   1,113
             2,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)                                   2,201
             1,575  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006
                    A, (Project Area No. 3), 5.00%,
                    8/1/20 (Ambac)                                         1,685
             2,055  Westlands Water District COP,
                    Series 2005 A, 5.00%,
                    9/1/24 (MBIA)                                          2,160
                                                                 ---------------
                                                                          29,517
                                                                 ---------------
COLORADO - 2.2%
             1,100  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B,
                    5.75%, 12/1/17 (MBIA)                                  1,219
               530  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.50%, 11/1/09                                           532
               900  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.75%, 11/1/10                                           912
               800  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.60%, 11/1/16                                           788
               500  Colorado Health Facilities Auth.
                       Rev., (Vail Valley Medical Center),
                    4.00%, 1/15/07                                           500
               335  Colorado Health Facilities Auth.
                       Rev., (Vail Valley Medical Center),
                    4.50%, 1/15/09                                           339
               450  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of Par(1)                            494
                50  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/16                              55
             1,430  Denver West Metropolitan District
                    GO, 5.25%, 12/1/24                                     1,470

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, Series
                    2002 B, 5.75%, 12/15/12,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         1,117
             1,100  Eagle Bend Metropolitan
                    District No. 2 GO, 5.25%,
                    12/1/23 (RADIAN)                                       1,162
             5,000  University of Colorado Regents
                    COP, 6.00%, 12/1/22 (MBIA-IBC)                         5,439
                                                                 ---------------
                                                                          14,027
                                                                 ---------------
CONNECTICUT - 2.0%
             2,150  City of Bridgeport GO, Series
                    2004 A, 5.25%, 8/15/14,
                    Prerefunded at 100% of
                    Par (MBIA)(1)                                          2,372
             5,000  Connecticut GO, Series 2006 C,
                    5.00%, 6/1/14                                          5,419
             2,000  Connecticut Rev., Series 2006 A,
                    5.00%, 7/1/19                                          2,168
             2,215  New Haven Air Rights Package
                    Facility Rev., 5.00%,
                    12/1/10 (Ambac)                                        2,338
                                                                 ---------------
                                                                          12,297
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.4%
             1,385  District of Columbia GO, Series
                    1999 B, 5.50%, 6/1/09 (FSA)                            1,453
             1,155  District of Columbia Rev.,
                    (Gonzaga College High School),
                    5.20%, 7/1/12 (FSA)                                    1,211
                                                                 ---------------
                                                                           2,664
                                                                 ---------------
FLORIDA - 1.4%
             1,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/16                                                 1,072
             3,495  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/17                                                 3,730
               500  Highlands County Health Facilities
                    Auth. Rev., Series 2005 B,
                    (Adventist Health), 5.00%,
                    11/15/09                                                 517
               500  Highlands County Health Facilities
                    Auth. Rev., Series 2005 B,
                    (Adventist Health), 5.00%,
                    11/15/10                                                 521
             1,500  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    4.00%, 11/15/06                                        1,499
             1,000  Orlando Utilities Commission
                    Water & Electric Rev., Series
                    1989 D, 6.75%, 10/1/17(1)                              1,201
                                                                 ---------------
                                                                           8,540
                                                                 ---------------
GEORGIA - 0.4%
             1,250  Fulton County Development Auth.
                    Rev., Series 2001 A,
                    (TUFF/Atlanta Housing, LLC
                    Project at Georgia State
                    University), 5.50%, 9/1/18
                    (Ambac)                                                1,369
               255  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%, 1/1/09, Prerefunded at
                    100% of
                    Par (MBIA-IBC)(1)                                        267
                20  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/11 (MBIA-IBC)                                         22
               615  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)                                        673

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               110  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(1)                                     122
                                                                 ---------------
                                                                           2,453
                                                                 ---------------
HAWAII - 0.1%
               500  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                    552
                                                                 ---------------
IDAHO - 0.2%
             1,000  Blaine County Hailey School
                    District No. 61 GO, 5.00%,
                    7/30/10 (Ambac)                                        1,053
                                                                 ---------------
ILLINOIS - 4.6%
             2,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)                                  2,173
             4,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A,
                    (Senior Lien), 5.00%, 1/1/12
                    (MBIA-IBC) 4,249
             1,015  City of Chicago Rev., Series
                    2006 A, 5.00%, 11/1/13 (Ambac)                         1,093
             3,310  City of Chicago Rev., Series 2006
                    A, 5.00%, 11/1/14 (Ambac)                              3,577
             2,000  Illinois Dedicated Tax Rev.,
                    (Civic Center), 6.25%,
                    12/15/20 (Ambac)                                       2,383
               595  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University),
                    5.00%, 5/15/08                                           605
               655  Illinois Development Finance
                    Auth. Rev., Series 2001 B,
                    (Midwestern University),
                    5.125%, 5/15/10                                          678
               400  Illinois Development Finance
                    Auth. Rev., Series 2001 B,
                    (Midwestern University),
                    5.75%, 5/15/16                                           425
             1,140  Illinois Health Facilities Auth.
                    Rev., Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                           1,261
             1,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,
                    11/1/20 (Ambac)                                        1,242
               930  Kane County Community Unit
                    School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                                    1,081
             1,035  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (MBIA)(1) 1,152
             1,145  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (MBIA)(1) 1,274
                70  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/17 (MBIA)                             77
                75  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/18 (MBIA)                             83
             1,855  Peoria County School District No.
                    150 Peoria GO, Series 2005 A,
                    5.00%, 1/1/10 (FSA)                                    1,934
             1,000  Southwestern Illinois Development
                    Auth. Rev., (Triad School
                    District No. 2), 5.00%, 10/1/18
                    (MBIA/GO of District)                                  1,080
             1,250  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/20 (XLCA)                                   1,353
             1,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/21 (XLCA)                                   1,081
             1,000  University of Illinois COP,
                    (Utility Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                         1,039
             1,000  University of Illinois COP, Series
                    2006 A, (Academic Facilities),
                    5.00%, 3/15/16 (Ambac)                                 1,083
                                                                 ---------------
                                                                          28,923
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
INDIANA - 2.7%
             1,405  Hammond Multi-School Building
                    Corp. Rev., (First Mortgage),
                    5.00%, 7/15/14 (FGIC/State
                    Aid Withholding)(3)                                    1,517
             1,520  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/17 (FSA)                            1,654
             1,600  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/18 (FSA)                            1,735
             1,680  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/19 (FSA)                            1,813
             1,075  Indiana Health & Educational
                    Facilities Finance Auth. Rev.,
                    (Clarian Health Obligation Group
                    B), 5.00%, 2/15/16(3)                                  1,144
             1,900  Indiana Health Facilities Financing
                    Auth. Hospital Rev., (Holy Cross
                    Health System Corp.), 5.375%,
                    12/1/12 (MBIA)                                         1,967
               780  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15                                                   934
               220  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15(1) 247
             1,435  Indianapolis Local Public
                    Improvement Bond Bank Rev.,
                    Series 2002 A, 5.00%,
                    7/1/12 (MBIA)                                          1,535
             1,500  Mount Vernon of Hancock County
                    Multi-School Building Corp. Rev.,
                    Series 2001 B, (First Mortgage),
                    5.75%, 7/15/11, Prerefunded at
                    100% of Par (Ambac)(1)                                 1,642
             1,650  Valparaiso Middle Schools
                    Building Corp. Rev., (First
                    Mortgage), 5.75%, 7/15/11,
                    Prerefunded at 100% of Par
                    (FGIC)(1) 1,803
             1,000  Zionsville Community Schools
                    Building Corp. GO, (First
                    Mortgage), 5.75%, 1/15/12
                    (FGIC/State Aid Withholding)                           1,102
                                                                 ---------------
                                                                          17,093
                                                                 ---------------
IOWA - 0.5%
             1,485  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/13                            1,546
             1,690  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/16                            1,761
                                                                 ---------------
                                                                           3,307
                                                                 ---------------
KANSAS - 0.4%
             1,280  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                       1,350
             1,195  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                       1,266
                                                                 ---------------
                                                                           2,616
                                                                 ---------------
LOUISIANA - 0.3%
             1,740  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/23 (Ambac)                                  1,870
                                                                 ---------------
MARYLAND - 0.6%
             3,620  University System of Maryland
                    Rev., Series 2006 A, 5.00%,
                    10/1/18                                                3,948
                                                                 ---------------
MASSACHUSSETTS - 1.0%
             2,500  Commonwealth of Massachusetts
                    GO, Series 2006 D, 4.375%,
                    8/1/13                                                 2,596
             2,500  Commonwealth of Massachusetts
                    GO, Series 2006 D, 5.00%,
                    8/1/14                                                 2,704

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               885  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 1992 F, 6.25%, 7/1/12
                    (Ambac) 952
                                                                 ---------------
                                                                           6,252
                                                                 ---------------
MICHIGAN - 5.1%
             3,500  Detroit GO, Series 2004 A-1,
                    5.25%, 4/1/23 (Ambac)                                  3,742
             1,485  Grand Valley State University Rev.,
                    5.75%, 12/1/10, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,610
             1,265  Kalamazoo Public Schools GO,
                    4.00%, 5/1/13 (FSA)                                    1,287
             1,250  Kalamazoo Public Schools GO,
                    5.00%, 5/1/15 (FSA)                                    1,359
             1,545  Kalamazoo Public Schools GO,
                    5.25%, 5/1/16 (FSA)                                    1,716
             5,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities
                    Program), 5.25%, 10/15/11 (FSA)                        5,377
             2,345  Michigan Higher Education
                    Facilities Auth. Rev., (Limited
                    Obligation - Hillsdale College),
                    5.00%, 3/1/26                                          2,420
             1,070  Pontiac City School District GO,
                    5.00%, 5/1/13 (XLCA)                                   1,152
             1,110  Pontiac City School District GO,
                    5.00%, 5/1/14 (XLCA)                                   1,201
             1,260  Pontiac City School District GO,
                    5.00%, 5/1/15 (XLCA)                                   1,370
             1,425  Pontiac City School District GO,
                    5.00%, 5/1/16 (XLCA)                                   1,554
             1,595  Pontiac City School District GO,
                    5.00%, 5/1/17 (XLCA)                                   1,733
               575  Taylor GO, 5.00%, 9/1/11 (MBIA)                          611
             2,010  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.00%,
                    12/1/11 (FGIC)                                         2,131
             2,215  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/13 (FGIC)                                         2,411
             2,335  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/14 (FGIC)                                         2,532
                                                                 ---------------
                                                                          32,206
                                                                 ---------------
MINNESOTA - 0.3%
             1,500  Minnesota Higher Education
                    Facilities Auth. Rev., Series
                    2005-6G, (Saint John University),
                    5.00%, 10/1/12                                         1,602
                                                                 ---------------
MISSISSIPPI - 2.1%
             1,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Municipal Energy
                    Agency Power Supply), 5.00%,
                    3/1/17 (XLCA)                                          1,077
             7,925  State of Mississippi GO, (Capital
                    Improvement), 5.25%, 11/1/12,
                    Prerefunded at 100% of Par
                    (FGIC)(1)(2)                                           8,538
             1,195  University of Southern Mississippi
                    Rev., Series 2006 A, 5.00%,
                    3/1/17 (FSA)                                           1,293
             1,940  University of Southern Mississippi
                    Rev., Series 2006 A, 5.00%,
                    3/1/18 (FSA)                                           2,091
                                                                 ---------------
                                                                          12,999
                                                                 ---------------
MISSOURI - 2.4%
             1,145  Jackson County Public Building
                    Corp. COP, Series 2000 A, 6.00%,
                    11/1/08, Prerefunded at 101%
                    of Par(1)                                              1,213
             1,425  Jackson County Public Building
                    Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%,
                    12/1/15
                    (MBIA) 1,549
             2,775  Missouri Development Finance
                    Board COP, Series 2000 A,
                    (Midtown Redevelopment),
                    5.75%, 4/1/22 (MBIA)                                   2,957

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,650  Missouri Health & Educational
                    Facilities Auth. Rev., Series 1998
                    A, (Park Lane Medical Center),
                    5.60%, 1/1/15 (MBIA)                                   2,818
             3,145  Missouri Joint Municipal Electric
                    Utility Commission Rev., (Plum
                    Point), 5.00%, 1/1/16 (MBIA)                           3,430
             3,030  Missouri State Highways & Transit
                    Commission Rev., Series 2006
                    A, 5.00%, 5/1/13                                       3,267
                                                                 ---------------
                                                                          15,234
                                                                 ---------------
NEVADA - 1.3%
             1,000  Clark County School District GO, Series 1997 B, (Building &
                    Renovation), 5.25%, 6/15/07, Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,023
             3,295  Las Vegas Redevelopment Agency
                    Tax Increment Rev., Series 2003
                    A, (Fremont Street), 4.50%,
                    6/15/10                                                3,330
             1,550  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/12, Prerefunded at
                    100% of Par (Ambac)(1)                                 1,695
             1,865  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/12, Prerefunded at
                    100% of Par (Ambac)(1)                                 2,040
                                                                 ---------------
                                                                           8,088
                                                                 ---------------
NEW HAMPSHIRE - 1.0%
             1,660  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/11                               1,708
               680  New Hampshire Health &p
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/12                                 703
             1,030  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/13                               1,065
             3,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/18                               3,057
                                                                 ---------------
                                                                           6,533
                                                                 ---------------
NEW JERSEY - 5.6%
             4,235  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/12 (FSA)                              4,516
             5,595  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/13 (FSA)                              6,003
             7,400  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2004 B,
                    5.25%, 12/15/12 (FGIC)(2)                              8,036
            15,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2006 A,
                    5.25%, 12/15/20(2)                                    16,738
                                                                 ---------------
                                                                          35,293
                                                                 ---------------
NEW MEXICO - 1.4%
             6,675  Los Alamos County Inc. Rev.,
                    Series 2004 A, 5.00%,
                    7/1/11 (FSA)(2)                                        7,075
             1,415  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/21 (Ambac)                                        1,554
                                                                 ---------------
                                                                           8,629
                                                                 ---------------
NEW YORK - 5.1%
             2,975  City of New York GO, Series 2002
                    B, 5.25%, 8/1/09 (CIFG)                                3,112

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,885  City of New York GO, Series 2002
                    C, 5.25%, 8/1/09 (CIFG)                                3,018
             5,000  City of New York GO, Series 2003
                    I, 5.75%, 3/1/13, Prerefunded at
                    100% of Par(1)(2)                                      5,618
             5,195  City of New York GO, Series 2004
                    D, 5.00%, 11/1/17 (FSA)                                5,587
             1,375  City of New York GO, Series 2004
                    I, 5.00%, 8/1/08                                       1,410
             4,000  City of New York GO, Series 2006
                    J-1, 5.00%, 6/1/18                                     4,285
               855  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/09                                            854
               890  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/10                                            888
               710  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/10                                            708
               920  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    5.00%, 8/1/11                                            954
             2,000  New York City Transitional
                    Finance Auth. Rev., Series 2005
                    A1, 5.00%, 11/1/10                                     2,112
             1,440  New York Dormitory Auth. Rev.,
                    Series 1990 A, (UNIC Educational
                    Facilities), 7.50%, 5/15/13
                    (MBIA-IBC)                                             1,754
             1,000  New York Dormitory Auth. Rev.,
                    Series 2005 F, 5.00%,
                    3/15/12 (FSA)                                          1,068
             1,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                         1,080
                                                                 ---------------
                                                                          32,448
                                                                 ---------------
NORTH CAROLINA - 1.6%
             1,000  Charlotte Airport Rev., Series
                    2004 A, 5.25%, 7/1/24 (MBIA)                           1,074
             4,150  North Carolina Medical Care
                    Commission Rev., Series 2004 A,
                    (Health Care Housing - ARC
                    Projects), 5.50%, 10/1/24                              4,394
             1,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 1992, 6.00%,
                    1/1/10 (MBIA)                                          1,074
             2,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A, 5.50%,
                    1/1/13                                                 2,160
             1,100  University of North Carolina at
                    Chapel Hill Rev., Series 2005 A,
                    5.00%, 2/1/08                                          1,121
                                                                 ---------------
                                                                           9,823
                                                                 ---------------
NORTH DAKOTA - 0.3%
             1,500  Grand Forks Health Care System
                    Rev., (Altru Health System
                    Obligation Group), 7.125%,
                    8/15/24                                                1,663
                                                                 ---------------
OHIO - 1.7%
               500  Erie County Hospital Facilities
                    Rev., Series 2002 A, (Firelands
                    Regional Medical Center),
                    4.50%, 8/15/07                                           503
             1,150  Mad River Local School District
                    GO, (Classroom Facilities), 5.75%,
                    12/1/19, Prerefunded at 100% of
                    Par (FGIC)(1)                                          1,284
             1,700  Milford Exempt Village School
                    District GO, (School
                    Improvement), 6.00%,
                    12/1/11 (FSA)                                          1,892
             1,005  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/11                                          1,068
             1,365  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/12                                          1,464
               750  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve
                    University), 6.50%, 10/1/20                              913

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,505  Summit County GO, 5.75%,
                    12/1/12, Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,688
             1,550  Tri Valley Local School District
                    GO, 5.75%, 12/1/21 (FGIC)                              1,705
                                                                 ---------------
                                                                          10,517
                                                                 ---------------
OKLAHOMA - 3.5%
             1,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/11 (RADIAN)                           1,050
             1,525  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/12 (RADIAN)                           1,611
             1,730  Durant Community Facilities Auth.
                    GO, 5.75%, 11/1/24 (XLCA)                              1,945
             1,135  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/10                                          1,173
               750  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/11                                            780
               500  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/12                                            522
             1,640  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/13                                          1,717
             1,000  Oklahoma County Finance Auth.
                    Rev., (Western Heights Public
                    Schools), 4.00%, 9/1/08                                1,008
             1,300  Oklahoma County Finance Auth.
                    Rev., (Western Heights Public
                    Schools), 4.00%, 9/1/10                                1,319
             1,730  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/14                                1,805
             1,710  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/15                                1,780
             1,130  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                                1,174
             1,000  Tulsa County Industrial Auth. Rev.,
                    (Owasso Public Schools),
                    4.00%, 9/1/09                                          1,009
             5,225  Tulsa County Industrial Auth. Rev.,
                    Series 2005 C, 5.00%,
                    5/15/10 (FSA)                                          5,479
                                                                 ---------------
                                                                          22,372
                                                                 ---------------
OREGON - 2.0%
             1,000  City of Eugene GO, (Public Safety
                    Park & Open Space), 4.00%,
                    6/1/13 (Ambac)                                         1,020
             1,000  City of Eugene GO, (Public Safety
                    Park & Open Space), 4.00%,
                    6/1/14 (Ambac)                                         1,019
             2,015  Clackamas County School Distrist
                    No. 62 GO, 5.50%, 6/15/10
                    (School Bond Guarantee)                                2,151
             2,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26                                        2,032
               400  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/13                                           420
               925  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/14                                           973
             4,750  Tri-County Metropolitan
                    Transportation District Rev.,
                    (Payroll Tax & Grant Receipt),
                    4.00%, 5/1/14 (MBIA)(3)                                4,757
                                                                 ---------------
                                                                          12,372
                                                                 ---------------
PENNSYLVANIA - 5.1%
             2,250  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resource Inc.),
                    4.75%, 9/1/14                                          2,280

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,150  Central Dauphin School District
                    GO, 7.00%, 2/1/27 (MBIA/State
                    Aid Witholding)                                        1,420
            15,805  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/16 (FSA)(2)                        17,551
             1,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%, 2/15/12,
                    Prerefunded at 100% of Par
                    (FGIC/State Aid Withholding)(1)                        1,092
             2,975  Philadelphia School District GO,
                    Series 2002 A, 5.25%, 2/1/11
                    (FSA/State Aid Withholding)                            3,168
             4,380  Philadelphia School District GO,
                    Series 2002 A, 5.50%, 2/1/12,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         4,778
             1,500  Pittsburgh School District GO,
                    5.25%, 9/1/09 (FSA)                                    1,570
                                                                 ---------------
                                                                          31,859
                                                                 ---------------
PUERTO RICO - 5.8%
            14,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/5/06 (Acquired 1/20/06,
                    Cost $14,000)(4)                                      14,000
            12,000  Government Development Bank
                    of Puerto Rico Rev., 3.87%,
                    10/6/06 (Acquired 1/24/06,
                    Cost $12,000)(4)                                      12,000
             1,000  Government Development Bank
                    of Puerto Rico Rev., 4.00%,
                    11/10/06 (Acquired 8/11/06,
                    Cost $1,000)(4)                                        1,000
             3,000  Puerto Rico Commonwealth GO,
                    Series 2006 A, 5.25%, 7/1/26                           3,200
             3,000  Puerto Rico Commonwealth GO,
                    Series 2006 B, 5.25%, 7/1/17                           3,256
             3,700  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.00%, 8/1/11                                          3,871
                                                                 ---------------
                                                                          37,327
                                                                 ---------------
RHODE ISLAND - 0.8%
             1,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of Par
                    (FGIC)(1) 1,093
             2,000  Rhode Island Depositors Economic
                    Protection Corp. Special
                    Obligation Rev., Series 1993 A,
                    6.25%, 8/1/16 (MBIA)(1)                                2,373
             1,300  Rhode Island Depositors Economic
                    Protection Corp. Special
                    Obligation Rev., Series 1993 B,
                    6.00%, 8/1/17 (MBIA)(1)                                1,369
                                                                 ---------------
                                                                           4,835
                                                                 ---------------
SOUTH CAROLINA - 5.3%
             5,455  Charleston Educational Excellence
                    Finance Corp. Rev., (Charleston
                    County School District), 5.00%,
                    12/1/19                                                5,809
             1,700  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (Ambac)                                  1,929
             1,060  Kershaw County Rev.,
                    (School Improvements), 5.00%,
                    12/1/17 (CIFG)                                         1,143
             2,260  Kershaw County Rev.,
                    (School Improvements), 5.00%,
                    12/1/18 (CIFG)                                         2,430
             2,000  Kershaw County Rev.,
                    (School Improvements), 5.00%,
                    12/1/19 (CIFG)                                         2,140
             3,000  Kershaw County Rev.,
                    (School Improvements), 5.00%,
                    12/1/20 (CIFG)                                         3,199
             2,300  Lancaster Educational Assistance
                    Program Inc. Rev., (School District
                    Lancaster County), 5.00%,
                    12/1/26                                                2,356
             3,500  Laurens County School District
                    No. 55 Rev., 5.25%, 12/1/30                            3,647
               625  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)(1)                                         790
               875  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)                                          1,089
               485  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                                  584

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               140  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                                  169
               375  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)                                     445
             3,035  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.00%,
                    8/1/08 (ACA)                                           3,090
             3,195  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.50%,
                    8/1/09 (ACA)                                           3,324
             1,095  Spartanburg County Health
                    Services District Inc. Hospital
                    Rev., 5.50%, 4/15/16 (FSA)                             1,182
                                                                 ---------------
                                                                          33,326
                                                                 ---------------
TENNESSEE - 1.2%
             4,460  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 A, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.00%, 10/1/15                           4,563
             1,050  Clarksville Water, Sewer & Gas
                    Rev., 4.25%, 2/1/07 (FSA)                              1,053
             1,685  Clarksville Water, Sewer & Gas
                    Rev., 4.85%, 2/1/15 (FSA)                              1,758
                                                                 ---------------
                                                                           7,374
                                                                 ---------------
TEXAS - 8.6%
             1,000  Canadian River Municipal Water
                    Auth. Rev., (Conjunctive Use
                    Groundwater), 5.00%, 2/15/19
                    (Ambac)                                                1,070
             2,035  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)                                   2,199
             1,815  Clint Independent School District
                    GO, 6.00%, 2/15/17 (PSF-GTD)                           1,981
             1,500  Corpus Christi Independent
                    School District GO, 5.00%,
                    8/15/11 (PSF-GTD)                                      1,523
               500  Corpus Christi Independent
                    School District GO, 4.00%,
                    8/15/13 (PSF-GTD)                                        501
             1,000  Corpus Christi Utility System Rev.,
                    5.50%, 7/15/07 (FSA)                                   1,017
               270  Denison Hospital Auth. Rev.,
                    (Texoma Medical Center), 5.90%,
                    2/15/07, Prerefunded at 102%
                    of Par (ACA)(1)                                          278
             2,000  Donna Independent School
                    District GO, 5.00%, 2/15/15
                    (PSF-GTD)                                              2,165
             1,115  Edcouch-Elsa Independent
                    School District GO, 5.00%,
                    2/15/14 (PSF-GTD)                                      1,202
               540  Garza County Public Facility Corp.
                    Rev., 4.50%, 10/1/06                                     540
               380  Garza County Public Facility Corp.
                    Rev., 4.50%, 10/1/07                                     381
               400  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/08                                     403
               420  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/09                                     425
               585  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/10                                     592
               610  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/11                                     625
             2,015  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/13                                   2,069
             1,115  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/14                                   1,163
             1,225  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/15                                   1,279
             1,145  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/16                                   1,193
             1,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                   1,056
               890  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%, 3/1/11
                    (FNMA)                                                   905
               700  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD)(1)(5)                                  581
             2,300  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD)(5)                                   1,905

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,295  Hidalgo County GO, 5.50%,
                    8/15/19 (FGIC)                                         1,407
             1,750  Hidalgo County GO, 5.50%,
                    8/15/21 (FGIC)                                         1,894
             1,500  Houston Water & Sewer System
                       Rev., Series 1997 C, (Junior Lien),
                    5.375%, 12/1/07, Prerefunded
                    at 101% of Par (FGIC)(1)                               1,548
             1,375  Kerrville Health Facilities
                    Development Corp. Rev., (Sid
                    Peterson Memorial Hospital),
                    5.00%, 8/15/11                                         1,416
             1,630  Live Oak GO, 5.25%,
                    8/1/22 (MBIA)                                          1,760
             1,000  Lubbock Health Facilities
                    Development Corp. Rev.,
                    (Lutheran Retirement), 6.00%,
                    3/20/29 (GNMA)                                         1,084
             1,740  Montgomery County GO, 5.50%,
                    3/1/24 (Ambac)                                         1,907
               550  Pasadena Independent School
                    District GO, Series 2001 A, 6.05%,
                    2/15/16 (PSF-GTD)                                        638
             1,500  Pearland Independent School
                    District GO, 6.00%, 2/15/09,
                    Prerefunded at 100% of Par
                    (PSF-GTD)(1) 1,585
             2,000  San Antonio Electric and Gas
                    Rev., 7.10%, 2/1/09 (FGIC)(1)(5)                       1,829
             1,715  San Benito Consolidated
                    Independent School District GO,
                    5.00%, 2/15/24 (PSF-GTD)                               1,809
             1,505  Seguin Independent School
                    District GO, 5.25%, 4/1/23
                    (PSF-GTD) 1,626
             2,120  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF-GTD)                                      2,292
             2,345  Texas Municipal Power Agency
                    COP, (Sub-Lien), 4.00%,
                    9/1/09 (FGIC)                                          2,353
               950  Texas Public Finance Auth.
                       Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                     995
             1,000  Texas Technical University Rev.,
                    5.00%, 8/15/08 (MBIA)                                  1,027
             1,000  Travis County Health Facilities
                    Development Corp. Rev., Series
                    1999 A, (Ascension Health Credit),
                    5.875%, 11/15/09, Prerefunded at
                    101% of Par (Ambac)(1)                                 1,077
             2,000  Tyler Health Facilities
                    Development Corp. Rev., (Mother
                    Frances Hospital), 5.00%, 7/1/08                       2,036
             1,265  West Oso Independent School
                    District GO, 5.50%, 8/15/26
                    (PSF-GTD) 1,374
                                                                 ---------------
                                                                          54,710
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.3%
             2,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                                  2,067
                                                                 ---------------
UTAH - 1.7%
             1,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain
                    Health Corporation), 8.125%,
                    5/15/15(1) 1,188
             1,495  Utah County Municipal Building
                    Auth. Lease Rev., 5.00%,
                    11/1/09 (Ambac)(1)                                     1,558
             1,915  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1) 2,059
             1,820  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1) 1,956
             1,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.50%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1) 1,086
             1,130  West Valley City Municipal
                    Building Auth. Lease Rev., Series
                    2002 A, 5.00%, 8/1/10 (Ambac)                          1,185

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,305  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/16 (MBIA)                                         1,409
                                                                 ---------------
                                                                          10,441
                                                                 ---------------
VIRGINIA - 0.4%
             1,500  Fairfax County COP,
                    5.30%, 4/15/23                                         1,605
             1,115  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18 (MBIA)                           1,228
                                                                 ---------------
                                                                           2,833
                                                                 ---------------
WASHINGTON - 8.2%
             1,000  Benton County Public Utility
                       District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)                                  1,084
             5,000  City of Tacoma Rev., Series 2001
                    A, 5.625%, 1/1/11, Prerefunded
                    at 101% of Par (FSA)(1)                                5,444
             1,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                          1,098
               500  Energy Northwest Rev., 5.00%,
                    7/1/10 (MBIA)                                            524
             1,750  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                          1,818
             3,500  Energy Northwest Rev., Series
                    2002 A, (Columbia Generating),
                    5.75%, 7/1/18 (MBIA)                                   3,849
            10,000  Energy Northwest Rev., Series
                    2002 B, (Columbia Generating),
                    6.00%, 7/1/18 (Ambac)(2)                              11,126
             2,000  King County GO, Series 1997 D,
                    5.75%, 12/1/07, Prerefunded at
                    102% of Par(1)                                         2,092
             1,555  King County Lake Washington
                    School District No. 414 GO,
                    5.75%, 12/1/15, Prerefunded
                    at 100% of Par(1)                                      1,736
             1,000  Kitsap County School District
                    No. 303 Bainbridge Island GO,
                    5.00%, 12/1/17 (MBIA/School
                    Bond Guarantee)                                        1,082
             1,260  Mason County Shelton School
                    District No. 309 GO, 5.625%,
                    12/1/17 (FGIC)                                         1,367
             1,000  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,113
             1,120  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,246
             6,715  Snohomish County Edmonds
                    School District No. 15 GO, 5.00%,
                    12/1/17 (FGIC/School Bond
                    Guarantee)(2)                                          7,268
             1,720  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/10, Prerefunded at 101%
                    of Par (FSA)(1)                                        1,872
             1,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                          1,157
             4,570  Washington Public Power Supply
                    System Rev., Series 1998 A,
                    (Nuclear Project No. 2), 5.00%,
                    7/1/12 (FSA)                                           4,758
             1,500  Whitman County Pullman School
                    District No. 267 GO, 5.625%,
                    12/1/16 (FSA)                                          1,645
             1,675  Yakima County School District
                    No. 208 West Valley GO, 5.00%,
                    12/1/18 (MBIA/School Bond
                    Guaranty) 1,811
                                                                 ---------------
                                                                          52,090
                                                                 ---------------
WISCONSIN - 1.0%
             1,990  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                         2,209
             2,590  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora
                    Medical Group), 6.00%,
                    11/15/10 (FSA)                                         2,815
               500  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.50%, 6/1/24                                            531

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               750  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.75%, 6/1/34                                            811
                                                                 ---------------
                                                                           6,366
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                               631,620
(Cost $612,956)                                                  ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.1%
ARIZONA - 0.1%
               355  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 3.51%, 9/6/06
                    (LOC: Bank of New York)                                  355
                                                                 ---------------
FLORIDA(6)
                25  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.62%, 9/1/06 (RADIAN)
                    (SBBPA: SunTrust Bank)                                    25
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                        380
(Cost $380)                                                      ---------------

TEMPORARY CASH INVESTMENTS(6)
               126  Federated California
                    Municipal Cash Trust                                     126
                                                                 ---------------
(Cost $126)

TOTAL INVESTMENT SECURITIES - 100.3%                                     632,126
                                                                 ---------------
(Cost $613,462)

OTHER ASSETS AND LIABILITIES - (0.3)%                                    (1,580)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      630,546
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
228 U.S. Treasury 2-Year Notes    December 2006       $46,590            $67
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
301 U.S. Treasury 10-Year Notes   December 2006       $32,320          $(135)
                                                  ==============================

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America COP = Certificates of
Participation FGIC = Financial Guaranty Insurance Co. FNMA = Federal National
Mortgage Association FSA = Financial Security Assurance, Inc. GNMA = Government
National Mortgage Association GO = General Obligation LOC = Letter of Credit
MBIA = MBIA Insurance Corporation MBIA-IBC = MBIA Insured Bond Certificates
PSF-GTD = Permanent School Fund - Guaranteed RADIAN = Radian Asset Assurance,
Inc. SBBPA = Standby Bond Purchase Agreement
VRDN   = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts.
(3) When-issued security.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was $27,000 (in thousands), which represented 4.3% of total net assets.
(5) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(6) Category is less than 0.05% of total net assets.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $    613,462
                                                                 ===============
Gross tax appreciation of investments                              $     19,019
Gross tax depreciation of investments                                      (355)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $     18,664
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ARIZONA MUNICIPAL BOND FUND
AUGUST 31, 2006

[american century investments logo and text logo]

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 98.9%
ARIZONA - 86.1%
        $1,000,000  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                $   1,080,940
         1,000,000  Arizona Health Facilities Auth.
                    Rev., (Blood Systems
                    Incorporated), 5.00%, 4/1/21                       1,031,464
         1,750,000  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/11, Prerefunded
                    at 100% of Par(1)                                  1,895,810
         1,000,000  Arizona Student Loan Acquisition
                    Auth. Rev., Series 1999 A1,
                    (Guaranteed Student Loans),
                    5.65%, 5/1/14                                      1,057,170
         1,880,000  Arizona Tourism & Sports Auth.
                    Tax Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/13                         1,950,895
         1,910,000  Energy Management Services LLC
                    Rev., (Arizona State University
                     - Main Campus), 4.50%,
                    7/1/11 (MBIA)                                      1,986,839
         1,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev.,
                    (Development Fee & Sub-Lien),
                    4.90%, 4/1/19                                      1,005,780
           460,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.38%,
                    5/15/08, Prerefunded at 101% of
                    Par(1) 478,276
           540,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University),
                    5.38%, 5/15/28                                       553,759
           500,000  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University),
                    5.75%, 5/15/21                                       536,080
         1,740,000  Greater Arizona Development
                    Auth. Rev., Series 2005 A, 5.00%,
                    8/1/23 (MBIA)                                      1,844,574
         1,040,000  Maricopa County Kyrene
                    Elementary School District No. 28
                    GO, Series 2001 B, 4.30%,
                    7/1/07 (MBIA)(2)(3)                                1,009,611
         1,615,000  Maricopa County Litchfield
                    Elementary School District No. 79
                    GO, Series 2000 A, (Projects
                    of 1998), 4.55%, 7/1/07 (FSA)                      1,627,613
         1,000,000  Maricopa County Peoria Unified
                    School District No. 11 GO,
                    (School Improvement),
                    5.00%, 7/1/24 (MBIA)                               1,067,590
         1,000,000  Maricopa County Phoenix
                    Elementary School District No. 1
                    GO, 5.50%, 7/1/07, Prerefunded
                    at 101% of Par (MBIA)(1)                           1,025,910
         1,445,000  Maricopa County Phoenix Union
                    High School District No. 210 GO,
                    4.75%, 7/1/11 (FSA)                                1,519,027
         1,955,000  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.00%, 7/1/10                   2,017,072
         1,000,000  Maricopa County Scottsdale
                    Elementary School District No. 48
                    GO, 6.60%, 7/1/12                                  1,152,370
         1,265,000  Mohave County Community
                    College District COP, 5.75%,
                    3/1/14 (Ambac) (3)                                 1,350,603
         1,150,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/20
                    (MBIA)(3) 1,235,779
         1,815,000  Navajo County Unified School
                    District No. 20 Rev., Series 2006
                    A, 5.00%, 7/1/17 (MBIA)(3)                         1,985,737
         1,000,000  Phoenix Civic Improvement Corp.
                    Rev., (Junior Lien), 5.00%,
                    7/1/21 (MBIA)                                      1,067,990
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    6.25%, 7/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                              1,102,950
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    5.50%, 7/1/19 (FGIC)(3)                            1,088,410
         1,070,000  Phoenix GO, Series 1995 A,
                    6.25%, 7/1/17                                      1,294,069
           240,000  Phoenix Industrial Development
                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, 6.60%,
                    12/1/29 (GNMA/FNMA/FHLMC)                            246,098

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,710,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%,
                    7/1/18 (Ambac)                                     1,924,468
         1,800,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%,
                    7/1/19 (Ambac)                                     2,032,723
         1,125,000  Pima County Unified School
                    District No. 6 Marana GO, 5.50%,
                    7/1/15 (FGIC)                                      1,206,675
           820,000  Pinal County COP, 4.75%,
                    6/1/13 (Ambac)                                       861,927
         1,000,000  Pinal County COP, 5.00%, 12/1/26                   1,033,030
         1,100,000  Pinal County Unified School
                    District No. 43 Apache Junction
                    GO, Series 2005 A, (School
                    Improvement), 5.00%,
                    7/1/23 (MBIA)                                      1,171,423
           775,000  Pinal County Unified School
                    District No. 43 Apache Junction
                    GO, Series 2006 B, (School
                    Improvement), 5.00%,
                    7/1/24 (FGIC)                                        828,668
         1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                      1,715,152
         1,000,000  Sedona COP, 5.75%, 7/1/09,
                    Prerefunded at 101% of Par(1)                      1,067,380
         1,645,000  University of Arizona COP,
                    Series 2002 A, 5.50%,
                    6/1/17 (Ambac)                                     1,785,022
           500,000  University of Arizona COP,
                    Series 2005 B, 5.00%,
                    6/1/24 (Ambac)                                       526,945
         1,725,000  University of Arizona COP,
                    Series 2005 D, 5.00%,
                    6/1/12 (Ambac)                                     1,838,902
                                                                 ---------------
                                                                      48,204,731
                                                                 ---------------
PUERTO RICO - 12.8%
         2,420,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/5/06 (Acquired 1/20/06,
                    Cost $2,420,000)(4)                                2,419,540
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.87%,
                    10/6/06 (Acquired 1/24/06,
                    Cost $1,000,000)(4)                                  999,820
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., Series 2006
                    B, 5.00%, 12/1/16                                  1,071,780
         1,000,000  Puerto Rico Commonwealth GO,
                    Series 2006 B, 5.25%, 7/1/17                       1,085,910
         1,500,000  Puerto Rico Commonwealth GO,
                    Series 2006 B, 5.25%, 7/1/22                       1,613,820
                                                                 ---------------
                                                                       7,190,870
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            55,395,601
(Cost $53,364,070)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.2%
ARIZONA - 0.2%
           100,000  Pima County Industrial
                    Development Auth. Lease Rev.,
                    VRDN, 3.45%, 9/7/06
                    (SBBPA: Societe Generale)                            100,000
                                                                 ---------------
(Cost $100,000)

TOTAL INVESTMENT SECURITIES - 99.1%                                   55,495,601
                                                                 ---------------
(Cost $53,464,070)

OTHER ASSETS AND LIABILITIES - 0.9%                                      522,390
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  56,017,991
                                                                 ===============

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
20 U.S. Treasury 2-Year Notes    December 2006      $4,086,875         $5,893
                                                  ==============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                       Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
21 U.S. Treasury 10-Year Notes   December 2006      $2,254,875        $(9,563)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS Ambac = Ambac Assurance Corporation COP =
Certificates of Participation FGIC = Financial Guaranty Insurance Co.
FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage
Association FSA = Financial Security Assurance, Inc. GNMA = Government National
Mortgage Association GO = General Obligation MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN   = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3) Security, or a portion thereof, has been segregated for a futures contract.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006, was $3,419,360, which represented 6.1% of total net assets.

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 53,464,070
                                                                 ===============
Gross tax appreciation of investments                              $  2,045,143
Gross tax depreciation of investments                                   (13,612)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,031,531
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FLORIDA MUNICIPAL BOND FUND
AUGUST 31, 2006

[american century investments logo and text logo]

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 100.8%
FLORIDA - 80.2%
          $100,000  Brooks of Bonita Springs II
                    Community Development District
                    Special Tax Rev., 4.00%,
                    5/1/07 (MBIA)                                  $     100,260
           100,000  Brooks of Bonita Springs II
                    Community Development District
                    Special Tax Rev., 4.00%,
                    5/1/07 (MBIA)                                        100,260
         1,110,000  Broward County Airport Systems
                    Rev., (Passenger Facility),
                    (Conventional Lien H-1),
                    5.25%, 10/1/12 (Ambac)                             1,147,208
           400,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.00%, 4/1/14                                        418,996
           500,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.50%, 4/1/15                                        537,455
           525,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.50%, 4/1/16                                        562,327
           500,000  Broward County School Board
                    COP, Series 2002 B, 5.375%,
                    7/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                      538,679
         1,000,000  Callaway/Bay County Wastewater
                    System Rev., 5.00%, 9/1/23
                    (MBIA) 1,055,621
         1,475,000  Collier County School Board COP,
                    5.50%, 2/15/12 (FSA)(2)                            1,603,753
         1,150,000  Duval County School Board COP,
                    5.75%, 7/1/16 (FSA)(2)                             1,212,951
         1,010,000  Emerald Coast Utilities System
                    Auth. Rev., 5.00%, 1/1/25
                    (FGIC)(2)                                          1,062,116
           115,000  Escambia County Housing
                    Finance Auth. Single Family
                    Mortgage Rev., Series 1998 A,
                    (Multi-County Program), 4.85%,
                    4/1/07 (GNMA/FNMA)                                   115,637
           195,000  Florida Housing Finance Corp.
                    Rev., Series 1999-2, (Homeowner
                    Mortgage), 4.60%, 1/1/21 (FSA)                       195,969
         1,000,000  Florida Municipal Loan Council
                    GO, Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                     1,077,038
           350,000  Gainesville Utilities System Rev.,
                    Series 1996 A, 5.75%, 10/1/09                        371,920
           675,000  Greater Orlando Aviation Auth.
                    Rev., Series 1999 A, 5.25%,
                    10/1/09 (FGIC)                                       704,099
         1,000,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/15                                             1,070,330
         1,000,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/18                                             1,063,880
           690,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 5.00%, 3/1/08                               699,576
         1,235,000  Indian River County Rev.,
                    (Spring Training Facility), 5.25%,
                    4/1/15 (FGIC)                                      1,324,067
           850,000  Lee County Industrial
                    Development Health Care
                    Facilities Auth. Rev., Series 1999
                    A, (Shell Point Village),
                    5.50%, 11/15/09                                      878,025
         1,000,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                               1,083,900
         1,910,000  Miami Beach Water & Sewer
                    Rev., 5.625%, 9/1/16 (Ambac)                       2,063,737
           650,000  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                717,867
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                    1,086,790
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                    1,086,790
         1,875,000  Orange County School Board COP,
                    Series 2002 A, 5.50%, 8/1/12,
                    Prerefunded at 100% of Par
                    (MBIA)(2)                                          2,059,276
           450,000  Orlando and Orange County
                    Expressway Auth. Rev., 6.50%,
                    7/1/11 (FGIC)                                        506,435
           240,000  Palm Beach County Airport
                    Systems Rev., 5.75%, 10/1/14
                    (MBIA)(1) 272,926
           760,000  Palm Beach County Airport
                    Systems Rev., 5.75%, 10/1/14
                    (MBIA) (1)                                           859,742

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,000,000  Palm Beach County School Board
                    COP, Series 2002 A, 5.375%,
                    8/1/12, Prerefunded at 100%
                    of Par (FSA)(1)                                    1,089,460
         2,000,000  Pasco County Solid Waste
                    Disposal & Resource Recovery
                    System Rev., 6.00%, 4/1/10
                    (Ambac)(2)                                         2,119,901
           305,000  Pensacola Airport Rev.,
                    Series 1997 B, 5.40%,
                    10/1/07 (MBIA)                                       307,849
           300,000  Plantation Health Facilities Auth.
                    Rev., (Covenant Village of Florida
                    Inc.), 4.70%, 12/1/07                                302,015
         1,000,000  Sumter County School Board COP,
                    5.50%, 1/1/21 (MBIA)                               1,088,410
         1,000,000  Sunrise Utility System Rev.,
                    5.20%, 10/1/22 (Ambac)                             1,111,730
           400,000  Tampa Guaranteed Entitlement
                    Rev., 6.00%, 10/1/18 (Ambac)                         455,880
         1,000,000  Tampa Water & Sewer Rev.,
                    6.00%, 10/1/17 (FSA)                               1,186,490
                                                                 ---------------
                                                                      33,239,365
                                                                 ---------------
IOWA - 5.0%
         2,000,000  Iowa Finance Auth. Health
                    Facilities Development Rev.,
                    Series 2006 A, (Care Initiatives),
                    5.25%, 7/1/14                                      2,082,561
                                                                 ---------------
OKLAHOMA - 2.5%
         1,000,000  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                            1,038,550
                                                                 ---------------
PUERTO RICO - 7.6%
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/5/06 (Acquired 1/20/06,
                    Cost $1,000,000)(3)                                  999,810
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., Series 2006
                    B, 5.00%, 12/1/16                                  1,071,780
         1,000,000  Puerto Rico Commonwealth GO,
                    Series 2006 B, 5.25%, 7/1/17                       1,085,910
                                                                 ---------------
                                                                       3,157,500
                                                                 ---------------
TEXAS - 5.5%
         1,000,000  City of Richardson GO, 5.25%,
                    2/15/18 (MBIA)                                     1,096,270
         1,115,000  Texas Public Finance Auth.
                    Charter School Finance Corp.
                    Rev., Series 2006 A, (KIPP, Inc.),
                    5.25%, 2/15/14 (ACA)(4)                            1,185,803
                                                                 ---------------
                                                                       2,282,073
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            41,800,049
(Cost $40,160,568)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.8%
FLORIDA - 0.8%
           320,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.62%, 9/1/06 (RADIAN)
                    (SBBPA: SunTrust Bank)                               320,000
                                                                 ---------------
(Cost $320,000)

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
                                                                           VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.6%                                  42,120,049
                                                                 ---------------
(Cost $40,480,568)

OTHER ASSETS AND LIABILITIES - (1.6)%                                  (662,201)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 41,457,848
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
16 U.S. Treasury 2-Year Notes    December 2006      $3,269,500          $4,714
                                                  ==============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                       Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
24 U.S. Treasury 10-Year Notes   December 2006      $2,577,000        $(10,929)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS ACA = American Capital Access Ambac = Ambac
Assurance Corporation COP = Certificates of Participation FGIC = Financial
Guaranty Insurance Co.
FNMA = Federal National Mortgage Association FSA = Financial Security Assurance,
Inc. GNMA = Government National Mortgage Association GO = General Obligation
MBIA = MBIA Insurance Corporation RADIAN = Radian Asset Assurance, Inc. SBBPA =
Standby Bond Purchase Agreement
VRDN   = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for a futures contract and/or when issued securities.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006, was $999,810, which represented 2.4% of total net assets.
(4) When-issued security.

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $40,480,568
                                                                 ===============
Gross tax appreciation of investments                               $ 1,639,671
Gross tax depreciation of investments                                      (190)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 1,639,481
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-TERM TAX-FREE FUND
AUGUST 31, 2006

[american century investments logo and text logo]

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 95.7%
ALASKA - 2.9%
        $1,000,000  Aleutians East Borough Rev.,
                    (Aleutian Pribilof Islands
                    Association, Inc.), 5.50%,
                    6/1/36 (ACA)                                   $   1,051,930
                                                                 ---------------
ARIZONA - 3.0%
         1,000,000  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                    1,080,940
                                                                 ---------------
CALIFORNIA - 14.3%
         1,000,000  California GO, 5.00%, 6/1/16                       1,074,929
         1,000,000  California Health Facilities
                    Financing Auth. Rev., Series 2006
                    A, (Kaiser Permanente),
                    5.25%, 4/1/39                                      1,052,570
         1,000,000  Fillmore Redevelopment Agency
                       Tax Allocation Rev., Series 2006 A,
                    (Central City Redevelopment),
                    5.375%, 5/1/31                                     1,014,790
         1,000,000  Jurupa Community Services
                    District Special Tax Rev.,
                    Series 2006 A, (Community
                    Facilities District No. 17),
                    5.20%, 9/1/36                                      1,008,930
         1,000,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.125%, 9/1/26                                     1,064,390
                                                                 ---------------
                                                                       5,215,609
                                                                 ---------------
GEORGIA - 3.1%
         1,000,000  Fulton County Development
                    Auth. Rev., Series 2001 A,
                    (TUFF/Atlanta Housing, LLC
                    Project at Georgia State
                    University), 5.50%,
                    9/1/18 (Ambac)                                     1,094,860
            40,000  Municipal Electric Authority Rev.,
                    Series 1998 Y, 6.40%,
                    1/1/13 (Ambac)                                        44,768
                                                                 ---------------
                                                                       1,139,628
                                                                 ---------------
INDIANA - 3.0%
         1,000,000  Indiana Bond Bank Rev.,
                    Series 2006 A, 5.00%,
                    8/1/20 (FSA)                                       1,076,500
                                                                 ---------------
IOWA - 4.7%
         1,250,000  Iowa Finance Auth. Health
                    Facilities Development Rev.,
                    Series 2006 A, (Care Initiatives),
                    5.50%, 7/1/21                                      1,317,363
           360,000  Iowa Finance Authority Rev.,
                    5.875%, 2/15/10, Prerefunded at
                    101% of Par (Ambac)(1)                               389,501
                                                                 ---------------
                                                                       1,706,864
                                                                 ---------------
KANSAS - 2.9%
         1,000,000  City of Lawrence Rev.,
                    (Lawrence Memorial Hospital),
                    5.25%, 7/1/20                                      1,068,430
                                                                 ---------------
MASSACHUSSETTS - 3.7%
         1,250,000  Commonwealth of Massachusetts
                    GO, Series 2006 D, 5.00%,
                    8/1/14(2) 1,351,863
                                                                 ---------------
MICHIGAN - 10.2%
         1,200,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities
                    Program), 5.25%, 10/15/11
                    (FSA)(2) 1,290,252

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,000,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities
                    Program), 5.25%, 10/15/12
                    (FSA)(2) 1,085,830
         1,225,000  Rochester Community School
                    District GO, (School Building &
                    Site), 5.00%, 5/1/14 (FGIC)
                    (Q-SBLF) 1,325,475
                                                                 ---------------
                                                                       3,701,557
                                                                 ---------------
MISSOURI - 0.3%
           120,000  Saline County Industrial
                    Development Auth. Rev., (John
                    Fitzgibbon Memorial Hospital
                    Inc.), 6.50%, 12/1/28 (Acquired
                    7/10/01, Cost $112,118)(3)                           123,814
                                                                 ---------------
NEW YORK - 7.8%
         1,000,000  City of New York GO,
                    Series 2006 A, 5.00%, 8/1/19                       1,067,229
         1,000,000  City of New York GO,
                    Series 2006 I, 5.00%, 4/1/23                       1,056,480
           360,000  New York City Municipal Water
                    Finance Auth. Rev., Series 1997 B,
                    5.75%, 6/15/07, Prerefunded
                    at 101% of Par(1)                                    369,911
           325,000  New York Dormitory Auth. Rev.,
                    Series 1998 E, (Bronx/Lebanon
                    Hospital), 5.125%, 2/15/08                           331,754
                                                                 ---------------
                                                                       2,825,374
                                                                 ---------------
NORTH CAROLINA - 5.8%
           180,000  Eastern Municipal Power Agency
                    Rev., Series 1988 A, 6.00%,
                    1/1/22, Prerefunded at 100%
                    of Par(1)                                            218,979
         1,500,000  North Carolina Medical Care
                    Commission Rev., Series 2004 A,
                    (Health Care Housing -
                    ARC Projects), 5.50%, 10/1/24                      1,588,394
            55,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Rev.,
                    6.50%, 1/1/10 (MBIA)(1)                               59,992
           215,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Rev.,
                    5.00%, 1/1/20(1)                                     238,027
                                                                 ---------------
                                                                       2,105,392
                                                                 ---------------
OHIO - 3.1%
         1,000,000  Columbus City School District GO,
                    (School Facilities Construction
                    & Improvement), 5.50%,
                    12/1/16 (FSA)                                      1,114,640
                                                                 ---------------
PENNSYLVANIA - 9.2%
         1,000,000  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resources, Inc.),
                    4.50%, 9/1/11                                      1,005,200
         1,000,000  Central Dauphin School District
                    GO, 7.00%, 2/1/27 (MBIA)(2)                        1,234,760
         1,000,000  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/17 (FSA)                        1,107,590
                                                                 ---------------
                                                                       3,347,550
                                                                 ---------------
PUERTO RICO - 9.8%
         1,500,000  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    10/12/06 (Acquired 4/13/06,
                    Cost $1,500,000)(3)                                1,500,375
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.00%,
                    11/10/06 (Acquired 8/11/06,
                    Cost $1,000,000)(3)                                  999,770
         1,000,000  Puerto Rico Commonwealth GO,
                    Series 2006 B, 5.25%, 7/1/22                       1,075,880
                                                                 ---------------
                                                                       3,576,025
                                                                 ---------------

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
RHODE ISLAND - 0.1%
            45,000  Depositors Economic Protection
                    Corp. Rev., Series 1993 A, 5.75%,
                    8/1/21 (FSA)(1)                                       53,585
                                                                 ---------------
TENNESSEE - 2.9%
         1,000,000  Rutherford County Consolidated
                    Utility District Rev., 5.00%,
                    2/1/26 (FSA)                                       1,062,060
                                                                 ---------------
TEXAS - 8.9%
           825,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                 871,175
         1,250,000  Wharton Independent School
                    District GO, (School Building),
                    5.00%, 2/15/37 (PSF-GTD)                           1,296,638
         1,000,000  Winkler County GO, 5.25%,
                    2/15/25 (RADIAN)                                   1,064,750
                                                                 ---------------
                                                                       3,232,563
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            34,834,324
(Cost $34,155,231)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 5.1%
ARIZONA - 5.1%
           130,000  Phoenix Industrial Development
                    Auth. Rev., Series 2003 A,
                    (Southwest Human Development),
                    VRDN, 3.40%, 9/7/06                                  130,000
           515,000  Pima County Industrial
                    Development Auth. Lease Rev.,
                    VRDN, 3.45%, 9/7/06
                    (SBBPA: Societe Generale)                            515,000
         1,200,000  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 3.51%, 9/6/06
                    (LOC: Bank of New York)                            1,200,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  1,845,000
(Cost $1,845,000)                                                ---------------

MUNICIPAL DERIVATIVES - 1.2%
TEXAS - 1.2%
           360,000  Texas GO, VRDN, Inverse Floater,
                    8.62%, 10/4/06(4)                                    440,046
                                                                 ---------------
(Cost $419,536)

TOTAL INVESTMENT SECURITIES - 102.0%                                  37,119,370
                                                                 ---------------
(Cost $36,419,767)

OTHER ASSETS AND LIABILITIES - (2.0)%                                  (740,748)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  36,378,622
                                                                 ===============

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
14 U.S. Treasury 2-Year Notes    December 2006      $2,860,813          $4,125
                                                  ==============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                       Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
17 U.S. Treasury 10-Year Notes   December 2006      $1,825,375         $(7,741)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS ACA = American Capital Access Ambac = Ambac
Assurance Corporation COP = Certificates of Participation FGIC = Financial
Guaranty Insurance Co. FSA = Financial Security Assurance, Inc. GO = General
Obligation LOC = Letter of Credit MBIA = MBIA Insurance Corporation
PSF-GTD = Permanent School Fund - Guaranteed
Q-SBLF = Qualified State Bond Loan Fund
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for forward commitments.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006 was $2,623,959, which represented 7.2% of total net assets.
(4) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 36,419,767
                                                                 ===============
Gross tax appreciation of investments                              $    701,430
Gross tax depreciation of investments                                    (1,827)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                     $    699,603
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
AUGUST 31, 2006

[american century investments logo and text logo]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 98.5%
ALASKA - 0.2%
          $500,000  Anchorage Schools GO,
                    Series 2000 A, 5.75%, 12/1/10,
                    Prerefunded at 100% of Par
                    (MBIA)(1)(2)                                   $     541,940
                                                                 ---------------
ARIZONA - 4.4%
           590,000  Centerra Community Facilities
                    District GO, 5.50%, 7/15/29                          602,201
         2,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev.,
                    (Development Fee & Sub-Lien),
                    4.90%, 4/1/19                                      2,011,560
         3,015,000  Pronghorn Ranch Community
                    Facilities District GO, 6.40%,
                    7/15/29(2)                                         3,241,034
         1,000,000  Quailwood Meadows Community
                    Facilities District GO, 6.125%,
                    7/15/29                                            1,058,070
           991,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                     1,108,315
           892,000  Sundance Community Facilities
                    Assessment District No. 3 Rev.,
                    6.50%, 7/1/29                                        974,448
           395,000  Sundance Community Facilities
                    District GO, 6.25%, 7/15/29                          432,019
         1,500,000  Vistancia Community Facilities
                    District GO, 5.50%, 7/15/20                        1,552,575
         1,200,000  Vistancia Community Facilities
                    District GO, 5.75%, 7/15/24                        1,255,464
                                                                 ---------------
                                                                      12,235,686
                                                                 ---------------
ARKANSAS - 0.4%
         1,000,000  Pulaski County Public Facilities
                    Board Rev., Series 2006 A,
                    (Philander Smith College),
                    5.60%, 6/1/36                                      1,003,910
                                                                 ---------------
CALIFORNIA - 19.0%
         2,000,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2003 A,
                    6.875%, 9/1/27                                     2,246,000
         1,490,000  Beaumont Financing Auth.
                    Special Tax Rev., Series 2005 B,
                    5.40%, 9/1/35                                      1,542,523
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev.,
                    Series 2003 B, (Palomar Estates
                    E&W), 7.00%, 9/15/36(2)                            2,183,400
           750,000  California Statewide Communities
                    Development Auth. Rev.,
                    (Thomas Jefferson School
                    of Law), 7.75%, 10/1/11,
                    Prerefunded at 101% of Par(1)                        882,000
         2,020,000  City of Lake Elsinore Community
                    Facilities District No. 2006-2
                    Special Tax Rev., Series 2006 A,
                    (Viscaya), 5.40%, 9/1/36                           2,061,390
           250,000  City of Palm Springs Rev.,
                    (Palm Springs International
                    Airport), 5.45%, 7/1/20                              256,003
           530,000  City of Palm Springs Rev.,
                    (Palm Springs International
                    Airport), 5.55%, 7/1/28                              538,830
         3,105,000  City of Tracy Community Facilities
                    District No. 2006-01 Special Tax
                    Rev., (NEI Phase II), 5.75%,
                    9/1/36                                             3,167,224
         4,000,000  City of Vallejo COP, (Marine World
                    Foundation), 7.00%, 2/1/17                         4,115,119
         4,500,000  El Dorado Special Tax Rev.,
                    (Community Facility District
                    No. 1), 5.25%, 9/1/35                              4,575,284
         4,000,000  Fillmore Redevelopment Agency
                       Tax Allocation Rev., Series 2006 A,
                    (Central City Redevelopment),
                    5.375%, 5/1/31                                     4,059,160
           500,000  Golden State Tobacco
                    Securitization Corp. Rev.,
                    Series 2003 A1, 6.625%, 6/1/40                       559,980
         2,420,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A-1,
                    6.75%, 6/1/39 (2)                                  2,732,228

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           885,000  Hawaiian Gardens COP,
                    Series 2000 A, 8.00%, 6/1/10,
                    Prerefunded at 102% of Par(1)                      1,019,830
         2,000,000  Hawaiian Gardens Redevelopment
                    Agency Tax Allocation Rev.,
                    Series 2006 B, (Redevelopment
                    Project No. 1), 5.40%, 12/1/25                     2,031,080
         1,510,000  Hemet Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.25%, 9/1/35                                      1,533,269
         2,235,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2004 A,
                    (Morgan Hill - Hacienda Various
                    Projects), 5.90%, 11/15/34                         2,364,988
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,194,180
         2,100,000  Menifee Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.375%, 9/1/36                                     2,143,932
           680,000  Murrieta Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2002-4 - Improvement
                    Area B), 5.45%, 9/1/38                               694,273
         1,390,000  Perris Community Facilities
                    District No. 3, Series 2005 A,
                    (Improvement Area No. 2),
                    5.30%, 9/1/35                                      1,420,816
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33                                      3,268,170
         2,500,000  Poway Unified School District
                    Special Tax Rev. (Community
                    Facilities District No. 14),
                    5.25%, 9/1/36                                      2,541,825
         2,000,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 14 -
                    Improvement Area A),
                    5.25%, 9/1/36                                      2,033,460
         1,000,000  Soledad Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 02-01), 6.75%,
                    9/2/33                                             1,093,170
         1,590,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano Affordable
                    Housing), 8.25%, 4/1/39
                    (Acquired 12/12/02,
                    Cost $1,721,000)(3)                                1,787,764
                                                                 ---------------
                                                                      53,045,898
                                                                 ---------------
COLORADO - 6.9%
         3,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2004 A,
                    6.25%, 12/1/33                                     3,330,960
           640,000  Douglas County School District
                    No. Re-1 GO, Series 2002 B,
                    (Douglas & Elbert Counties),
                    5.75%, 12/15/12, Prerefunded
                    at 100% of Par (FSA)(1)(2)                           714,765
           800,000  Eagle County Air Terminal Corp.
                    Rev., Series 2006 A, (Airport
                    Terminal), 5.15%, 5/1/17                             809,424
           475,000  Eagle County Air Terminal Corp.
                    Rev., Series 2006 B, (Airport
                    Terminal), 5.25%, 5/1/20                             480,168
         5,725,000  Granby Ranch Metropolitan
                    District GO, 6.75%, 12/1/36                        5,820,951
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24(2)                    3,133,500
         1,500,000  Plaza Metropolitan District No. 1
                    Tax Allocation Rev., 8.00%, 12/1/25                1,659,150
         2,000,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 5.60%,
                    12/1/14                                            2,042,840
         1,500,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 6.125%,
                    12/1/19                                            1,559,835
                                                                 ---------------
                                                                      19,551,593
                                                                 ---------------
CONNECTICUT - 0.4%
         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL-LLC), 8.00%, 4/1/30                            1,083,090
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.7%
         1,000,000  District of Columbia COP,
                    (Public Safety & Emergency),
                    5.50%, 1/1/19 (Ambac)(2)                           1,090,150
           750,000  Metropolitan Washington D.C.
                    Airports Auth. General Rev.,
                    Series 2001 A, 5.50%, 10/1/18
                    (MBIA)(2) 805,635
                                                                 ---------------
                                                                       1,895,785
                                                                 ---------------
FLORIDA - 15.4%
         2,800,000  Anthem Park Community
                    Development District Rev., 5.80%,
                    5/1/36                                             2,899,260
         5,000,000  Arborwood Community
                    Development District Special
                    Assessment Rev., Series 2006 B,
                    (Centex Homes), 5.25%, 5/1/16                      5,081,101
         1,500,000  Bartam Park Community
                    Development Special Assessment,
                    5.30%, 5/1/35                                      1,517,415
         1,400,000  Baywinds Community
                    Development District Special
                    Assessment, Series 2006 B,
                    4.90%, 5/1/12                                      1,414,882
         2,800,000  Belmont Community Development
                    District Special Assessment
                    Rev., Series 2006 B, 5.125%,
                    11/1/14                                            2,818,368
         1,120,000  Cascades at Groveland
                    Community Development District
                    Special Assessment Rev.,
                    5.30%, 5/1/36                                      1,123,696
         2,725,000  Concorde Estates Community
                    Development District Rev.,
                    Series 2004 B, 5.00%, 5/1/11                       2,749,062
           190,000  Covington Park Community
                    Development District Rev.,
                    Series 2004 B,
                    (Capital Improvement),
                    5.30%, 11/1/09 (2)                                   190,220
           980,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,
                    6.70%, 5/1/34                                      1,076,050
           310,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2003 C,
                    5.125%, 5/1/08                                       310,121
         4,030,000  Dupree Lakes Community
                    Development District Rev., 5.00%,
                    11/1/10                                            4,057,565
         1,000,000  East Homestead Community
                    Development District Special
                    Assessment Rev., 5.375%, 5/1/36                    1,008,190
         1,000,000  East Homestead Community
                    Development District Special
                    Assessment Rev., Series 2006 B,
                    5.00%, 5/1/11                                      1,008,830
           520,000  Fleming Island Plantation
                    Community Development
                    District Special Assessment,
                    Series 2000 B, 7.375%, 5/1/31                        559,858
           670,000  Gateway Services Community
                    Development District Special
                    Assessment, Series 2003 B,
                    (Sun City Center - Fort Meyers),
                    5.50%, 5/1/10                                        676,090
            55,000  Heritage Harbor South
                    Community Development District
                    Rev., Series 2002 B, 5.40%,
                    11/1/08                                               55,051
           495,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B,
                    5.00%, 5/1/09                                        498,351
         1,500,000  Midtown Miami Community
                    Development District Special
                    Assessment, Series 2004 A,
                    6.25%, 5/1/37(2)                                   1,636,515
         1,000,000  Orange County School Board COP,
                    Series 2002 A, 5.50%,
                    8/1/12, Prerefunded at 100%
                    of Par (MBIA)(2)                                   1,098,280
         1,300,000  Palm Glades Community
                    Development District Special
                    Assessment, Series 2006 A,
                    5.30%, 5/1/36                                      1,310,465
           100,000  Reunion East Community
                    Development District Special
                    Assessment Rev., Series 2002 B,
                    5.90%, 11/1/07                                       100,153
         1,245,000  South-Dade Venture Community
                    Development District Rev.,
                    6.125%, 5/1/34                                     1,325,763

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,820,000  Sterling Hill Community
                    Development District Special
                    Assessment, Series 2003 B,
                    5.50%, 11/1/10                                     1,829,937
           380,000  Stoneybrook West Community
                    Development District Special
                    Assessment, Series 2000 A,
                    7.00%, 5/1/32                                        405,612
           950,000  Waterchase Community
                    Development District Rev.,
                    Series 2001 A, 6.70%, 5/1/32                       1,015,560
         3,500,000  Watergrass Community
                    Development District Special
                    Assessment, Series 2005 B,
                    4.875%, 11/1/10                                    3,513,650
         1,710,000  Waters Edge Community
                    Development District Rev., 5.30%,
                    5/1/36                                             1,723,389
         2,000,000  Westchester Community
                    Development District No. 1
                    Special Assessment,
                    (Infrastructure), 6.125%, 5/1/35                   2,111,820
                                                                 ---------------
                                                                      43,115,254
                                                                 ---------------
GEORGIA - 0.4%
         1,235,000  City of Atlanta Tax Allocation Rev.,
                    (Princeton Lakes), 5.50%,
                    1/1/31                                             1,254,266
                                                                 ---------------
GUAM - 0.6%
         1,500,000  Guam Government Waterworks
                    Auth. Rev., 6.00%, 7/1/25 1,610,925
                                                                 ---------------
ILLINOIS - 7.7%
         1,325,000  Bedford Park Tax Allocation Rev.,
                    5.125%, 12/30/18                                   1,325,398
         3,000,000  Chicago Park District GO,
                    Series 2006 C, 5.00%,
                    1/1/12 (FGIC)(2)                                   3,187,800
         3,000,000  Chicago Tax Increment Allocation
                    Rev., Series 2004 B, (Pilsen
                    Redevelopment), (Junior Lien),
                    6.75%, 6/1/22(2)                                   3,149,760
         6,000,000  City of Yorkville Special Service
                    Area No. 2005-109 Special Tax
                    Rev., (Bristol Bay I), 5.875%,
                    3/1/36                                             6,006,257
         3,350,000  Pingree Grove Special Service
                    Area No. 7 Special Tax Rev.,
                    Series 2006-1, (Cambridge
                    Lakes), 6.00%, 3/1/36                              3,412,411
         1,000,000  Village of Bolingbrook Rev.,
                    6.25%, 1/1/24(4)                                     960,200
         3,500,000  Volo Village Special Service Area
                    No. 3 Special Tax Rev., Series
                    2006-1, (Symphony Meadows),
                    6.00%, 3/1/36                                      3,539,130
                                                                 ---------------
                                                                      21,580,956
                                                                 ---------------
IOWA - 0.7%
         2,000,000  Tobacco Settlement Auth. Rev.,
                    Series 2005 C, 5.50%, 6/1/42                       2,067,140
                                                                 ---------------
MARYLAND - 2.1%
         1,240,000  Anne Arundel County Special
                    Obligation Rev., (Arundel Mills),
                    7.10%, 7/1/09, Prerefunded at
                    102% of Par(1)                                     1,376,499
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/10,
                    Prerefunded at 102% of Par(1)                      1,148,220
         1,000,000  Baltimore Rev., (North Locust
                    Point), 5.50%, 9/1/34                              1,038,570
         1,000,000  Maryland Industrial Development
                    Financing Auth. Rev., Series
                    2005 A, (Our Lady of Good
                    Counsel High School),
                    6.00%, 5/1/35                                      1,067,020
         1,210,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/32                        1,336,530
                                                                 ---------------
                                                                       5,966,839
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MISSOURI - 0.5%
           860,000  Missouri Bottom Transportation
                    Development District Hazelwood
                    Rev., 7.20%, 5/1/33                                  948,502
           340,000  Missouri Housing Development
                    Commission Mortgage Rev.,
                    Series 1998 B2, (Single Family),
                    6.40%, 9/1/29(2)                                     346,501
                                                                 ---------------
                                                                       1,295,003
                                                                 ---------------
NEVADA - 8.1%
         1,085,000  Clark County Improvement
                    District No. 121 Special
                    Assessment, (Southern Highlands
                    Area), 7.50%, 12/1/09,
                    Prerefunded at 102% of Par                         1,219,887
         3,000,000  Clark County Improvement
                    District No. 142 Special
                    Assessment, 5.50%, 8/1/12                          3,104,520
           675,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        697,822
           705,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.375%, 2/1/13                                       729,499
           685,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.40%, 2/1/14                                        708,817
         1,490,000  Henderson Local Improvement
                    District No. T-14 Special
                    Assessment, 5.25%, 3/1/13                          1,542,388
         1,550,000  Henderson Local Improvement
                    District No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,609,877
         1,000,000  Henderson Local Improvement
                    District No. T-16 Special
                    Assessment, (The Falls at Lake
                    Las Vegas), 5.00%, 3/1/20                          1,005,190
           250,000  Henderson Local Improvement
                    District No. T-17 Special
                    Assessment, 5.00%, 9/1/18                            254,408
         6,600,000  Henderson Local Improvement
                    District No. T-18 Special
                    Assessment, 5.30%, 9/1/35                          6,683,291
         1,105,000  Henderson Redevelopment
                    Agency Tax Allocation Rev.,
                    Series 2002 B, 7.10%, 10/1/22                      1,216,097
           350,000  Henderson Redevelopment
                    Agency Tax Allocation Rev.,
                    Series 2002 B, 7.20%, 10/1/25                        385,018
         1,275,000  Las Vegas Improvement District
                    No. 607 Special Assessment,
                    5.50%, 6/1/13(2)                                   1,317,024
           495,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special
                    Assessment, 5.70%, 6/1/08                            505,108
           740,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.20%, 12/1/10                                       762,629
           780,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.45%, 12/1/11                                       804,032
                                                                 ---------------
                                                                      22,545,607
                                                                 ---------------
NEW JERSEY - 8.9%
         1,000,000  New Jersey Economic
                    Development Auth. COP,
                    Series 1999 A, (Transportation
                    Sublease), 6.00%, 5/1/09,
                    Prerefunded at 100% of
                    Par (FSA)(1)(2)                                    1,062,150
         5,000,000  New Jersey Economic
                    Development Auth. Rev.,
                    Series 2006 A, (Gloucester
                    Marine Terminal), 6.625%,
                    1/1/37(5)                                          5,042,300
         5,000,000  New Jersey Economic
                    Development Auth. Rev.,
                    Series 2006 B, (Gloucester
                    Marine Terminal), 6.875%,
                    1/1/37(5)                                          5,042,150
         4,000,000  Tobacco Settlement
                    Financing Corp. Rev.,
                    6.00%, 6/1/37                                      4,251,760

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         8,835,000  Tobacco Settlement Financing
                    Corp. Rev., 6.125%, 6/1/42 9,425,531
                                                                 ---------------
                                                                      24,823,891
                                                                 ---------------
NEW MEXICO - 1.3%
         1,490,000  Cabezon Public Improvement
                    District Special Tax Rev., 6.30%,
                    9/1/34                                             1,556,752
         1,000,000  Mariposa East Public
                    Improvement District GO,
                    6.00%, 9/1/32                                      1,036,900
         1,000,000  Ventana West Public
                    Improvement District Special
                    Levy Rev., 6.875%, 8/1/33(2)                       1,071,010
                                                                 ---------------
                                                                       3,664,662
                                                                 ---------------
NEW YORK - 0.4%
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev.,
                    (Air Cargo), 7.25%, 1/1/32                         1,086,360
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 0.8%
         2,000,000  Northern Mariana Islands
                    Commonwealth GO,
                    Series 2003 A , 6.75%, 10/1/33                     2,241,300
                                                                 ---------------
OHIO - 2.0%
         1,150,000  Hebron Waterworks Rev.,
                    5.875%, 12/1/25(2)                                 1,198,588
           745,000  Hebron Waterworks Rev.,
                    6.125%, 12/1/29(2)                                   784,783
           215,000  New Albany Plain Local School
                    District GO, 5.50%, 6/1/12,
                    Prerefunded at 100% of Par
                    (FGIC)(1) 235,625
           285,000  New Albany Plain Local School
                    District GO, 5.50%,
                    12/1/19 (FGIC)                                       309,872
         1,800,000  Pinnacle Community
                    Infrastructure Financing Facilities
                    Auth. Rev., Series 2004 A, 6.25%,
                    12/1/36 (2)                                        1,856,375
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment, (Cooperative Public
                    Parking Infrastructure), 6.40%,
                    12/15/34                                           1,191,773
                                                                 ---------------
                                                                       5,577,016
                                                                 ---------------
OKLAHOMA - 1.2%
         2,500,000  Norman Regional Hospital Auth.
                    Rev., 5.375%, 9/1/36                               2,606,050
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        803,880
                                                                 ---------------
                                                                       3,409,930
                                                                 ---------------
OREGON - 0.7%
         2,000,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26                                    2,031,900
                                                                 ---------------
PENNSYLVANIA - 3.0%
         4,375,000  Allegheny County Redevelopment
                    Auth. Tax Allocation,
                    (Pittsburgh Mills), 5.10%, 7/1/14                  4,486,256
         1,000,000  Allegheny County Redevelopment
                    Auth. Tax Allocation,
                    (Pittsburgh Mills), 5.60%, 7/1/23                  1,044,110
         1,325,000  Chartiers Valley School District
                    GO, Series 2004 A, 5.00%,
                    10/15/20 (FSA)(2)                                  1,411,801

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,000,000  Langhorne Manor Boro Higher
                    Education Auth. Rev.,
                       (Philadelphia Biblical University),
                    5.50%, 4/1/25                                      1,011,190
           360,000  New Morgan Municipal Auth.
                    Office Rev., Series 1999 A,
                    (Commonwealth Office),
                    5.375%, 6/1/08                                       358,297
                                                                 ---------------
                                                                       8,311,654
                                                                 ---------------
PUERTO RICO - 2.5%
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/3/06 (Acquired 8/11/06,
                    Cost $999,769)(3)                                    999,830
         4,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.90%,
                    11/1/06 (Acquired 8/25/06,
                    Cost $4,000,000)(3)                                4,000,000
         2,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.00%,
                    11/10/06 (Acquired 8/11/06,
                    Cost $2,000,000)(3)                                1,999,540
                                                                 ---------------
                                                                       6,999,370
                                                                 ---------------
RHODE ISLAND - 0.2%
           500,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of
                    Par (FGIC)(1) (2)                                    546,320
                                                                 ---------------
SOUTH CAROLINA - 0.5%
         1,250,000  Lancaster County Special
                    Assessment, (Sun City Lakes
                    Improvement), 5.45%, 12/1/37                       1,267,288
                                                                 ---------------
TENNESSEE - 1.9%
         1,475,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.50%, 10/1/20                       1,523,941
         3,565,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 6.00%, 10/1/35                       3,731,093
                                                                 ---------------
                                                                       5,255,034
                                                                 ---------------
TEXAS - 1.5%
           610,000  Abia Development Corp. Airport
                      Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        618,406
           400,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence),
                    6.125%, 7/1/22                                       429,692
         1,000,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence),
                    6.30%, 7/1/32                                      1,076,640
         2,000,000  Pearland Development Auth.
                    Tax Allocation Rev., 5.50%,
                    9/1/28 (RADIAN-IBC)(2)                             2,138,940
                                                                 ---------------
                                                                       4,263,678
                                                                 ---------------
UTAH - 0.5%
         1,235,000  West Valley City Rev.,
                    Series 2001 A, 5.50%,
                    7/15/15 (MBIA)(2)                                  1,332,022
                                                                 ---------------
VIRGINIA - 0.7%
         2,000,000  Tobacco Settlement Financing
                    Corp. Rev., 5.625%, 6/1/37 2,093,020
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
WASHINGTON - 0.4%
           860,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)(2)                                     944,667
           250,000  Port of Seattle Rev.,
                    Series 2000 B, 6.00%,
                    2/1/15 (MBIA)(2)                                     283,608
                                                                 ---------------
                                                                       1,228,275
                                                                 ---------------
WISCONSIN - 4.5%
         5,000,000  Badger Tobacco Asset
                    Securitization Corp. Rev.,
                    6.125%, 6/1/27                                     5,329,000
         3,200,000  Wisconsin GO, Series 2006-1,
                    5.00%, 5/1/10 (MBIA)(2)                            3,352,992
         2,000,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2004
                    A, (Southwest Health Center),
                    6.25%, 4/1/34                                      2,047,460
         1,750,000  Wisconsin Health & Educational
                    Facilities Auth. Rev.,
                       Series 2006 A, (Marshfield Clinic),
                    5.375%, 2/15/34                                    1,843,940
                                                                 ---------------
                                                                      12,573,392
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           275,499,004
(Cost $265,847,211)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 1.0%
ARIZONA - 0.8%
           870,000  Phoenix Industrial Development
                    Auth. Rev., Series 2003 A,
                    (Southwest Human Development),
                    VRDN, 3.40%, 9/7/06(2)                               870,000
           500,000  Pima County Industrial
                    Development Auth. Lease Rev.,
                    VRDN, 3.45%, 9/7/06
                    (SBBPA: Societe Generale)(2)                         500,000
           645,000  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 3.51%, 9/6/06
                    (LOC: Bank of New York)(2)                           645,000
                                                                 ---------------
                                                                       2,015,000
                                                                 ---------------
FLORIDA - 0.2%
           690,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.62%, 9/1/06 (RADIAN)
                    (SBBPA: SunTrust Bank)(2)                            690,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  2,705,000
(Cost $2,705,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.5%                                  278,204,004
                                                                 ---------------
(Cost $268,552,211)

OTHER ASSETS AND LIABILITIES - 0.5%                                    1,345,413
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 279,549,417
                                                                 ===============

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
98 U.S. Treasury 2-Year Notes     December 2006     $20,025,688        $28,873
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
139 U.S. Treasury 10-Year Notes   December 2006     $14,925,125       $(63,297)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS Ambac = Ambac Assurance Corporation COP =
Certificates of Participation FGIC = Financial Guaranty Insurance Co. FSA =
Financial Security Assurance, Inc. GO = General Obligation LOC = Letter of
Credit MBIA = MBIA Insurance Corporation RADIAN = Radian Asset Assurance, Inc.
RADIAN-IBC = Radian Asset Assurance, Inc. - Insured Bond Certificates
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2006.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for a futures contract and/or when issued securities.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2006, was $8,787,134, which represented 3.1% of total net assets.
(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    August 31, 2006.
(5) When-issued security.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $268,552,211
                                                                 ===============
Gross tax appreciation of investments                              $  9,694,093
Gross tax depreciation of investments                                   (42,300)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  9,651,793
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:  /s/ William M. Lyons
   ------------------------------------------
   Name:  William M. Lyons
   Title: President

Date:  October 26, 2006
     -----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
   -------------------------------------------
   Name:  William M. Lyons
   Title: President
          (principal executive officer)

Date:  October 26, 2006
     -----------------------------------------

By:  /s/ Robert J. Leach
   -------------------------------------------
   Name:  Robert J. Leach
   Title: Vice President, Treasurer, and
          Chief Financial Officer
          (principal financial officer)

Date: October 26, 2006
     -----------------------------------------